Leases (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Option to extend, lease term (in years)				5 years
Operating lease cost		$ 200,000	$ 200,000	$ 400,000	$ 500,000	$ 945,133
Operating lease, description	The lease generally has remaining terms of 1-10 years and most lease included the option to extend the lease for an additional 5-year period.
Minimum [Member]
Remaining lease term (in years)		1 year		1 year
Maximum [Member]
Remaining lease term (in years)		10 years		10 years